Chartered-in Vessels - Operating Leases (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Operating Leased Assets [Line Items]
Ownership percentage (in percentage)	100.00%	100.00%
Time-charter hire expense		$ 19,994	$ 7,670	$ 0
2020	$ 23,790	23,790
2021	23,725	23,725
2022	11,050	11,050
Total payments	58,565	58,565
Less current portion	(13,407)	(13,407)	0
Carrying value of long-term operating lease liabilities	$ 20,750	$ 20,750	0
Charters-in - operating leases, 2019			23,700
Charters-in - operating leases, 2020			17,000
Teekay Tangguh Joint Venture
Operating Leased Assets [Line Items]
Ownership percentage (in percentage)	52.00%	52.00%
Time-charter hire expense			7,700
Time charter in contract	2 years 6 months	2 years 6 months			2 years
Extension of term of contract	21 months
Weighted average discount rate	4.60%	4.60%
Lease Component
Operating Leased Assets [Line Items]
Time-charter hire expense		$ 12,400	4,800
2020	$ 14,710	14,710
2021	14,670	14,670
2022	6,832	6,832
Total payments	36,212	36,212
Less imputed interest	(2,055)	(2,055)
Carrying value of operating lease liabilities	34,157	34,157
Less current portion	(13,407)	(13,407)
Carrying value of long-term operating lease liabilities	20,750	20,750
Non Lease Component
Operating Leased Assets [Line Items]
Time-charter hire expense		7,600	$ 2,900
2020	9,080	9,080
2021	9,055	9,055
2022	4,218	4,218
Total payments	$ 22,353	$ 22,353